Portfolio of investments—June 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.01%
Consumer discretionary: 6.24%
Automobile components: 1.14%
Aptiv PLC†	2,191,330	$149,492,533
Household durables: 3.41%
D.R. Horton, Inc.	1,808,800	233,190,496
Somnigroup International, Inc.	1,875,944	127,657,989
TopBuild Corp.†	261,300	84,593,262
		445,441,747
Specialty retail: 0.80%
AutoZone, Inc.†	17,600	65,335,248
RH†	204,750	38,699,797
		104,035,045
Textiles, apparel & luxury goods: 0.89%
PVH Corp.	1,689,200	115,879,120
Consumer staples: 5.55%
Beverages: 3.25%
Keurig Dr Pepper, Inc.	11,599,214	383,470,015
Primo Brands Corp. Class A	1,396,600	41,367,292
		424,837,307
Household products: 2.30%
Church & Dwight Co., Inc.	2,347,950	225,661,474
Reynolds Consumer Products, Inc.	3,492,800	74,815,776
		300,477,250
Energy: 5.86%
Energy equipment & services: 1.52%
Baker Hughes Co. Class A	5,192,000	199,061,280
Oil, gas & consumable fuels: 4.34%
EOG Resources, Inc.	1,539,550	184,145,576
EQT Corp.	3,849,000	224,473,680
Valero Energy Corp.	1,177,450	158,272,829
		566,892,085
Financials: 16.23%
Banks: 3.32%
Fifth Third Bancorp	6,648,750	273,463,088
Regions Financial Corp.	6,851,250	161,141,400
		434,604,488
Capital markets: 2.39%
Jefferies Financial Group, Inc.	5,707,350	312,134,972
Pershing Square Tontine Holdings Ltd.♦†	7,483,000	7
		312,134,979
See accompanying notes to portfolio of investments
Allspring Special Mid Cap Value Fund | 1

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Financial services: 1.48%
Euronet Worldwide, Inc.†	1,908,250	$193,458,385
Insurance: 6.96%
Arch Capital Group Ltd.	3,581,050	326,054,602
Axis Capital Holdings Ltd.	506,750	52,610,785
Brown & Brown, Inc.	2,796,300	310,025,781
Loews Corp.	2,407,350	220,657,701
		909,348,869
Mortgage real estate investment trusts (REITs): 2.08%
Annaly Capital Management, Inc.	14,430,599	271,583,873
Health care: 9.64%
Health care equipment & supplies: 2.03%
Alcon AG	2,055,850	181,490,438
Hologic, Inc.†	1,286,500	83,828,340
		265,318,778
Health care providers & services: 3.76%
Humana, Inc.	547,600	133,877,248
Labcorp Holdings, Inc.	1,362,100	357,564,871
		491,442,119
Life sciences tools & services: 3.85%
Charles River Laboratories International, Inc.†	1,770,764	268,678,022
ICON PLC ADR†	866,200	125,988,790
Qiagen NV	2,243,789	107,836,499
		502,503,311
Industrials: 24.31%
Aerospace & defense: 3.80%
L3Harris Technologies, Inc.	1,096,050	274,933,182
StandardAero, Inc.†	7,009,500	221,850,675
		496,783,857
Building products: 2.58%
Carlisle Cos., Inc.	902,300	336,918,820
Commercial services & supplies: 1.58%
Republic Services, Inc. Class A	835,250	205,981,003
Construction & engineering: 0.99%
API Group Corp.†	2,537,666	129,547,849
Ground transportation: 3.92%
Canadian Pacific Kansas City Ltd.	3,352,200	265,728,894
CSX Corp.	3,606,600	117,683,358
Knight-Swift Transportation Holdings, Inc.	2,910,800	128,744,684
		512,156,936
See accompanying notes to portfolio of investments
2 | Allspring Special Mid Cap Value Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Machinery: 3.55%
Donaldson Co., Inc.	792,200	$54,939,070
Gates Industrial Corp. PLC†	9,439,727	217,396,913
Ingersoll Rand, Inc.	1,307,000	108,716,260
Toro Co.	1,176,300	83,140,884
		464,193,127
Professional services: 3.15%
Booz Allen Hamilton Holding Corp. Class A	1,325,900	138,065,967
Jacobs Solutions, Inc.	2,075,700	272,850,765
		410,916,732
Trading companies & distributors: 4.74%
AerCap Holdings NV	3,257,694	381,150,198
WESCO International, Inc.	1,285,700	238,111,640
		619,261,838
Information technology: 5.14%
IT services: 1.72%
Amdocs Ltd.	2,465,950	224,993,278
Semiconductors & semiconductor equipment: 3.42%
ON Semiconductor Corp.†	4,156,550	217,844,786
Teradyne, Inc.	2,547,300	229,053,216
		446,898,002
Materials: 9.15%
Chemicals: 1.69%
Ashland, Inc.	1,428,300	71,814,924
RPM International, Inc.	1,353,000	148,613,520
		220,428,444
Construction materials: 2.82%
Amrize Ltd.†	1,032,100	51,140,555
Vulcan Materials Co.	1,218,050	317,691,801
		368,832,356
Containers & packaging: 3.00%
AptarGroup, Inc.	663,700	103,822,591
Graphic Packaging Holding Co.	13,688,200	288,410,374
		392,232,965
Metals & mining: 1.64%
Freeport-McMoRan, Inc.	3,910,850	169,535,347
Nucor Corp.	348,800	45,183,552
		214,718,899
Real estate: 8.83%
Office REITs: 1.73%
BXP, Inc.	3,358,700	226,611,489
See accompanying notes to portfolio of investments
Allspring Special Mid Cap Value Fund | 3

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Real estate management & development: 2.86%
CBRE Group, Inc. Class A†	2,663,300	$373,181,596
Specialized REITs: 4.24%
CubeSmart	3,780,100	160,654,250
Gaming & Leisure Properties, Inc.	4,045,500	188,843,940
Weyerhaeuser Co.	7,957,550	204,429,459
		553,927,649
Utilities: 7.06%
Electric utilities: 5.16%
American Electric Power Co., Inc.	3,643,000	377,997,683
FirstEnergy Corp.	7,354,550	296,094,183
		674,091,866
Water utilities: 1.90%
American Water Works Co., Inc.	1,782,050	247,900,976
Total common stocks (Cost $10,003,342,694)		12,806,088,851

	Expiration date
Rights: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	9-23-2033	2,255,595	0
Total rights (Cost $0)			0
Warrants: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	7-24-2027	769,690	0
Total warrants (Cost $4,560,928)			0

		Yield
Short-term investments: 2.30%
Investment companies: 2.30%
Allspring Government Money Market Fund Select Class♠∞		4.26%	300,443,218	300,443,218
Total short-term investments (Cost $300,443,218)				300,443,218
Total investments in securities (Cost $10,308,346,840)	100.31%			13,106,532,069
Other assets and liabilities, net	(0.31)			(40,590,012)
Total net assets	100.00%			$13,065,942,057

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
4 | Allspring Special Mid Cap Value Fund

Portfolio of investments—June 30, 2025 (unaudited)

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$662,433,599	$1,653,764,559	$(2,015,754,940)	$0	$0	$300,443,218	300,443,218	$13,433,735
Transactions with issuers that were no longer affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Euronet Worldwide, Inc.†	$240,806,403	$0	$(50,920,333)	$1,287,138	$2,285,177	$193,458,385	1,908,250	$0

†	Non-income-earning security
See accompanying notes to portfolio of investments
Allspring Special Mid Cap Value Fund | 5

Notes to portfolio of investments—June 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$814,848,445	$0	$0	$814,848,445
Consumer staples	725,314,557	0	0	725,314,557
Energy	765,953,365	0	0	765,953,365
Financials	2,121,130,587	7	0	2,121,130,594
Health care	1,259,264,208	0	0	1,259,264,208
Industrials	3,175,760,162	0	0	3,175,760,162
Information technology	671,891,280	0	0	671,891,280
Materials	1,196,212,664	0	0	1,196,212,664
Real estate	1,153,720,734	0	0	1,153,720,734
Utilities	921,992,842	0	0	921,992,842
Rights
Financials	0	0	0	0
Warrants
Financials	0	0	0	0
Short-term investments
Investment companies	300,443,218	0	0	300,443,218
Total assets	$13,106,532,062	$7	$0	$13,106,532,069
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
6 | Allspring Special Mid Cap Value Fund

Notes to portfolio of investments—June 30, 2025 (unaudited)
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Special Mid Cap Value Fund | 7